Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	26,316,129,000	26,316,129
Liquidation Preference	$ 284,826,000	$ 284,826,000
Carrying Value	$ 279,503,000	$ 279,503,000
Shares Issued	19,248,537,000	19,248,537
Series A [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	3,438,670,000	3,438,670
Liquidation Preference	$ 5,082,000	$ 5,082,000
Carrying Value	$ 4,967,000	$ 4,967,000
Shares Issued	3,438,670,000	3,438,670
Series B [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	6,065,646,000	6,065,646
Liquidation Preference	$ 11,943,000	$ 11,943,000
Carrying Value	$ 11,038,000	$ 11,038,000
Shares Issued	6,065,646,000	6,065,646
Series C [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	1,041,607,000	1,041,607
Liquidation Preference	$ 6,869,000	$ 6,869,000
Carrying Value	$ 11,837,000	$ 11,837,000
Shares Issued	1,023,631,000	1,023,631
Series C-1 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	798,399,000	798,399
Liquidation Preference	$ 16,072,000	$ 16,072,000
Carrying Value	$ 16,061,000	$ 16,061,000
Shares Issued	798,399,000	798,399
Series D [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	3,646,050,000	3,646,050
Liquidation Preference	$ 95,027,000	$ 95,027,000
Carrying Value	$ 85,648,000	$ 85,648,000
Shares Issued	3,646,050,000	3,646,050
Series D-1 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	1,515,152,000	1,515,152
Liquidation Preference	$ 50,000,000	$ 50,000,000
Carrying Value	$ 49,957,000	$ 49,957,000
Shares Issued	1,515,152,000	1,515,152
Series D-2 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	1,515,151,000	1,515,151
Liquidation Preference	$ 50,000,000	$ 50,000,000
Carrying Value	$ 49,949,000	$ 49,949,000
Shares Issued	1,515,151,000	1,515,151
Series D-3 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	3,750,000,000	3,750,000
Liquidation Preference	$ 49,834,000	$ 49,834,000
Carrying Value	$ 50,046,000	$ 50,046,000
Shares Issued	1,245,838,000	1,245,838
Series D-3A [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	4,545,454,000	4,545,454
Liquidation Preference
Carrying Value
Shares Issued